COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 – COMMITMENTS AND CONTINGENCIES

Ontario Claim holders must satisfy required annual units of assessment work to keep their claims in good standing. They must perform early exploration work and submit an assessment work report through the Mining Lands Administration System (MLAS). Current annual work commitment is CAD$74,800 per annum on the Laird Lake claims. Assessment work has been completed to maintain these claims until January 2027.